American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Quality ETF (AVUQ)
May 31, 2025

Avantis U.S. Quality ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.8%
Astronics Corp.(1)	360	11,239
ATI, Inc.(1)	1,911	152,192
Axon Enterprise, Inc.(1)	30	22,511
Boeing Co.(1)	1,084	224,735
General Electric Co.	1,509	371,078
Howmet Aerospace, Inc.	77	13,082
L3Harris Technologies, Inc.	135	32,986
Lockheed Martin Corp.	35	16,883
Northrop Grumman Corp.	36	17,452
RTX Corp.	552	75,337
Textron, Inc.	255	18,878
TransDigm Group, Inc.	36	52,863
Triumph Group, Inc.(1)	2,132	54,984
		1,064,220
Air Freight and Logistics — 0.0%
Expeditors International of Washington, Inc.	123	13,866
United Parcel Service, Inc., Class B	515	50,233
		64,099
Automobile Components — 0.2%
Aptiv PLC(1)	51	3,407
Gentherm, Inc.(1)	262	7,170
Patrick Industries, Inc.	1,619	139,007
Phinia, Inc.	525	22,785
Visteon Corp.(1)	871	73,534
XPEL, Inc.(1)	153	5,504
		251,407
Automobiles — 1.0%
Ford Motor Co.	456	4,733
General Motors Co.	309	15,330
Harley-Davidson, Inc.	340	8,231
Tesla, Inc.(1)	3,683	1,276,012
Thor Industries, Inc.	172	13,965
		1,318,271
Banks — 1.1%
Bank of America Corp.	7,947	350,701
Citigroup, Inc.	735	55,360
Citizens Financial Group, Inc.	722	29,133
Comerica, Inc.	54	3,083
First Citizens BancShares, Inc., Class A	196	362,381
First Horizon Corp.	3,880	77,134
Huntington Bancshares, Inc.	95	1,485
M&T Bank Corp.	35	6,392
PNC Financial Services Group, Inc.	66	11,472
Regions Financial Corp.	2,345	50,277
Synovus Financial Corp.	1,117	53,426
Truist Financial Corp.	441	17,420
U.S. Bancorp	416	18,133
Webster Financial Corp.	775	39,897
Wells Fargo & Co.	4,718	352,812

Zions Bancorp NA	251	11,887
		1,440,993
Beverages — 0.6%
Boston Beer Co., Inc., Class A(1)	235	54,015
Coca-Cola Co.	3,788	273,115
Keurig Dr. Pepper, Inc.	9,743	328,047
Molson Coors Beverage Co., Class B	31	1,661
Monster Beverage Corp.(1)	358	22,894
PepsiCo, Inc.	950	124,877
		804,609
Biotechnology — 0.4%
Alkermes PLC(1)	462	14,142
Amgen, Inc.	157	45,244
Arcellx, Inc.(1)	321	19,921
ARS Pharmaceuticals, Inc.(1)	9,176	132,410
Bridgebio Pharma, Inc.(1)	2,330	79,802
Gilead Sciences, Inc.	274	30,162
Krystal Biotech, Inc.(1)	56	7,054
Regeneron Pharmaceuticals, Inc.	14	6,864
SpringWorks Therapeutics, Inc.(1)	781	36,481
United Therapeutics Corp.(1)	179	57,074
Vertex Pharmaceuticals, Inc.(1)	264	116,701
		545,855
Broadline Retail — 6.3%
Amazon.com, Inc.(1)	39,989	8,198,145
eBay, Inc.	196	14,341
Etsy, Inc.(1)	574	31,771
Macy's, Inc.	391	4,649
		8,248,906
Building Products — 0.6%
Allegion PLC	64	9,133
Carrier Global Corp.	444	31,613
Fortune Brands Innovations, Inc.	25	1,260
Janus International Group, Inc.(1)	1,208	9,869
Johnson Controls International PLC	205	20,781
Lennox International, Inc.	521	294,078
Masco Corp.	1,376	85,890
Masterbrand, Inc.(1)	33	337
Simpson Manufacturing Co., Inc.	325	50,603
Trane Technologies PLC	549	236,218
Trex Co., Inc.(1)	600	33,522
UFP Industries, Inc.	11	1,073
		774,377
Capital Markets — 1.2%
Ameriprise Financial, Inc.	480	244,435
Ares Management Corp., Class A	76	12,578
Bank of New York Mellon Corp.	3,558	315,274
Blackrock, Inc.	38	37,236
Blackstone, Inc.	151	20,953
Cboe Global Markets, Inc.	21	4,812
Charles Schwab Corp.	448	39,576
CME Group, Inc.	120	34,680
Coinbase Global, Inc., Class A(1)	172	42,419
FactSet Research Systems, Inc.	11	5,041
Goldman Sachs Group, Inc.	65	39,029

Intercontinental Exchange, Inc.	253	45,490
Invesco Ltd.	3,833	55,425
KKR & Co., Inc.	291	35,345
Moody's Corp.	235	112,640
Morgan Stanley	1,849	236,728
MSCI, Inc.	109	61,478
Nasdaq, Inc.	360	30,074
Raymond James Financial, Inc.	138	20,283
Robinhood Markets, Inc., Class A(1)	1,946	128,728
S&P Global, Inc.	176	90,263
State Street Corp.	133	12,805
		1,625,292
Chemicals — 0.6%
Air Products & Chemicals, Inc.	192	53,551
Axalta Coating Systems Ltd.(1)	2,463	75,860
CF Industries Holdings, Inc.	764	69,302
Chemours Co.	730	7,395
Corteva, Inc.	87	6,160
Covestro AG, ADR(1)	290	9,741
DuPont de Nemours, Inc.	314	20,975
Ecolab, Inc.	80	21,250
Hawkins, Inc.	334	44,586
Linde PLC	216	100,997
LyondellBasell Industries NV, Class A	29	1,638
Mosaic Co.	153	5,529
NewMarket Corp.	243	156,507
Olin Corp.	991	19,235
PPG Industries, Inc.	14	1,551
Scotts Miracle-Gro Co.	314	18,702
Sherwin-Williams Co.	307	110,155
		723,134
Commercial Services and Supplies — 0.5%
Cintas Corp.	1,467	332,275
Copart, Inc.(1)	5,226	269,034
GEO Group, Inc.(1)	962	26,109
Republic Services, Inc.	126	32,419
Veralto Corp.	31	3,132
Waste Management, Inc.	180	43,375
		706,344
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	2,027	175,619
F5, Inc.(1)	12	3,424
Motorola Solutions, Inc.	991	411,642
Viasat, Inc.(1)	1,109	9,682
		600,367
Construction and Engineering — 0.5%
Argan, Inc.	230	48,369
Centuri Holdings, Inc.(1)	279	5,825
Comfort Systems USA, Inc.	68	32,520
Dycom Industries, Inc.(1)	789	181,407
Fluor Corp.(1)	576	23,950
Granite Construction, Inc.	1,128	100,900
Limbach Holdings, Inc.(1)	119	15,258
Quanta Services, Inc.	587	201,083
		609,312

Construction Materials — 0.1%
CRH PLC	147	13,401
Eagle Materials, Inc.	557	112,631
Martin Marietta Materials, Inc.	50	27,377
U.S. Lime & Minerals, Inc.	127	13,053
Vulcan Materials Co.	75	19,880
		186,342
Consumer Finance — 0.1%
American Express Co.	242	71,160
Capital One Financial Corp.	183	34,615
Synchrony Financial	202	11,645
		117,420
Consumer Staples Distribution & Retail — 4.9%
BJ's Wholesale Club Holdings, Inc.(1)	265	30,001
Costco Wholesale Corp.	2,724	2,833,450
Dollar General Corp.	53	5,154
Kroger Co.	322	21,970
Performance Food Group Co.(1)	69	6,180
Sprouts Farmers Market, Inc.(1)	11	1,902
Walmart, Inc.	35,592	3,513,642
		6,412,299
Containers and Packaging — 0.2%
AptarGroup, Inc.	730	115,632
Avery Dennison Corp.	256	45,499
Ball Corp.	164	8,787
Graphic Packaging Holding Co.	3,400	75,548
Sealed Air Corp.	52	1,674
		247,140
Distributors — 0.1%
Genuine Parts Co.	1,115	141,070
LKQ Corp.	107	4,330
		145,400
Diversified Consumer Services — 0.4%
ADT, Inc.	1,443	12,006
Grand Canyon Education, Inc.(1)	1,024	202,593
H&R Block, Inc.	295	16,800
Stride, Inc.(1)	1,504	227,690
Universal Technical Institute, Inc.(1)	1,637	58,163
		517,252
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	938	26,076
Iridium Communications, Inc.	2,407	61,138
Verizon Communications, Inc.	498	21,892
		109,106
Electric Utilities — 0.6%
American Electric Power Co., Inc.	198	20,491
Constellation Energy Corp.	516	157,973
Edison International	24	1,336
Entergy Corp.	189	15,740
Exelon Corp.	766	33,566
FirstEnergy Corp.	468	19,628
NRG Energy, Inc.	2,509	391,153
PG&E Corp.	565	9,537
Pinnacle West Capital Corp.	590	53,826
Southern Co.	284	25,560

Xcel Energy, Inc.	398	27,900
		756,710
Electrical Equipment — 0.3%
AMETEK, Inc.	142	25,381
Atkore, Inc.	274	17,837
Eaton Corp. PLC	284	90,937
Emerson Electric Co.	264	31,516
Fluence Energy, Inc.(1)	806	3,788
GE Vernova, Inc.	294	139,056
Generac Holdings, Inc.(1)	20	2,443
NEXTracker, Inc., Class A(1)	281	15,930
Powell Industries, Inc.	67	11,363
Preformed Line Products Co.	34	4,850
		343,101
Electronic Equipment, Instruments and Components — 0.2%
Amphenol Corp., Class A	517	46,494
Arrow Electronics, Inc.(1)	512	60,611
CDW Corp.	11	1,984
Corning, Inc.	168	8,331
Daktronics, Inc.(1)	1,113	16,517
Insight Enterprises, Inc.(1)	578	75,365
Keysight Technologies, Inc.(1)	30	4,711
Littelfuse, Inc.	395	80,999
Napco Security Technologies, Inc.	436	12,164
TE Connectivity PLC	45	7,203
Vontier Corp.	13	465
		314,844
Energy Equipment and Services — 0.1%
Baker Hughes Co.	488	18,080
Halliburton Co.	613	12,009
Schlumberger NV	245	8,097
TechnipFMC PLC	2,584	80,492
		118,678
Entertainment — 1.3%
Electronic Arts, Inc.	15	2,157
IMAX Corp.(1)	80	2,228
Liberty Media Corp.-Liberty Live, Class C(1)	128	9,337
Netflix, Inc.(1)	1,109	1,338,818
Take-Two Interactive Software, Inc.(1)	15	3,394
Walt Disney Co.	2,466	278,757
		1,634,691
Financial Services — 2.3%
Affirm Holdings, Inc.(1)	809	41,987
Block, Inc.(1)	358	22,107
Corpay, Inc.(1)	8	2,601
Equitable Holdings, Inc.	1,252	66,193
Fiserv, Inc.(1)	157	25,558
Mastercard, Inc., Class A	820	480,192
Mr. Cooper Group, Inc.(1)	2,912	377,191
Payoneer Global, Inc.(1)	9,646	65,689
PayPal Holdings, Inc.(1)	57	4,006
Visa, Inc., Class A	5,296	1,934,046
Western Union Co.	3,466	32,165
		3,051,735

Food Products — 0.0%
Darling Ingredients, Inc.(1)	879	27,390
General Mills, Inc.	113	6,131
Hershey Co.	31	4,981
Mondelez International, Inc., Class A	156	10,529
		49,031
Ground Transportation — 0.4%
ArcBest Corp.	230	14,419
Covenant Logistics Group, Inc.	133	3,019
CSX Corp.	518	16,364
Heartland Express, Inc.	580	5,191
Landstar System, Inc.	526	72,178
Lyft, Inc., Class A(1)	2,205	33,604
Norfolk Southern Corp.	83	20,511
Old Dominion Freight Line, Inc.	1,200	192,204
Saia, Inc.(1)	122	32,258
Uber Technologies, Inc.(1)	1,078	90,724
U-Haul Holding Co.(1)	15	960
U-Haul Holding Co.	135	7,700
Union Pacific Corp.	370	82,014
XPO, Inc.(1)	130	14,798
		585,944
Health Care Equipment and Supplies — 0.5%
Align Technology, Inc.(1)	112	20,265
Baxter International, Inc.	2,980	90,890
Becton Dickinson & Co.	34	5,868
Boston Scientific Corp.(1)	1,016	106,944
Dexcom, Inc.(1)	14	1,201
Edwards Lifesciences Corp.(1)	207	16,192
GE HealthCare Technologies, Inc.	258	18,199
Globus Medical, Inc., Class A(1)	37	2,190
IDEXX Laboratories, Inc.(1)	183	93,945
Intuitive Surgical, Inc.(1)	380	209,889
Penumbra, Inc.(1)	25	6,674
Solventum Corp.(1)	150	10,964
Stryker Corp.	182	69,641
		652,862
Health Care Providers and Services — 0.5%
Acadia Healthcare Co., Inc.(1)	285	6,452
Cardinal Health, Inc.	20	3,089
Cencora, Inc.	43	12,523
Centene Corp.(1)	76	4,289
Cigna Group	323	102,275
Concentra Group Holdings Parent, Inc.	895	19,359
CVS Health Corp.	264	16,907
Elevance Health, Inc.	605	232,223
Ensign Group, Inc.	187	27,538
HCA Healthcare, Inc.	255	97,255
Labcorp Holdings, Inc.	99	24,648
McKesson Corp.	77	55,402
Molina Healthcare, Inc.(1)	26	7,931
Select Medical Holdings Corp.	1,110	16,972
Surgery Partners, Inc.(1)	666	15,724
Tenet Healthcare Corp.(1)	331	55,863

UnitedHealth Group, Inc.	1	302
		698,752
Hotels, Restaurants and Leisure — 2.5%
Accel Entertainment, Inc.(1)	3,405	38,204
Airbnb, Inc., Class A(1)	1,779	229,491
BJ's Restaurants, Inc.(1)	196	8,743
Booking Holdings, Inc.	31	171,087
Boyd Gaming Corp.	3,046	228,359
Brinker International, Inc.(1)	1,021	176,255
Carnival Corp.(1)	194	4,505
Cheesecake Factory, Inc.	2,452	135,277
Chipotle Mexican Grill, Inc.(1)	12,260	613,981
Choice Hotels International, Inc.	82	10,388
DoorDash, Inc., Class A(1)	80	16,692
Expedia Group, Inc.	165	27,514
Hilton Worldwide Holdings, Inc.	7	1,739
International Game Technology PLC	833	12,253
Las Vegas Sands Corp.	144	5,927
MGM Resorts International(1)	268	8,482
Monarch Casino & Resort, Inc.	486	40,698
Norwegian Cruise Line Holdings Ltd.(1)	6,057	106,906
Planet Fitness, Inc., Class A(1)	248	25,502
Red Rock Resorts, Inc., Class A	3,272	157,285
Royal Caribbean Cruises Ltd.	2,257	579,981
Starbucks Corp.	214	17,965
Target Hospitality Corp.(1)	117	855
Texas Roadhouse, Inc.	1,686	329,124
Travel & Leisure Co.	1,144	55,564
Wingstop, Inc.	40	13,668
Wyndham Hotels & Resorts, Inc.	109	9,023
Yum! Brands, Inc.	1,301	187,266
		3,212,734
Household Durables — 0.2%
Century Communities, Inc.	1,811	93,937
DR Horton, Inc.	278	32,821
Garmin Ltd.	37	7,510
Installed Building Products, Inc.	352	56,137
Lennar Corp., B Shares	1	101
Lennar Corp., Class A	51	5,410
Mohawk Industries, Inc.(1)	14	1,409
NVR, Inc.(1)	1	7,116
PulteGroup, Inc.	249	24,409
Toll Brothers, Inc.	822	85,693
		314,543
Household Products — 0.2%
Church & Dwight Co., Inc.	112	11,011
Colgate-Palmolive Co.	251	23,328
Kimberly-Clark Corp.	100	14,376
Procter & Gamble Co.	1,121	190,446
		239,161
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class A	374	10,790
Clearway Energy, Inc., Class C	349	10,739
Talen Energy Corp.(1)	559	136,368
Vistra Corp.	707	113,523
		271,420

Industrial Conglomerates — 0.1%
3M Co.	654	97,021
Insurance — 0.8%
Aflac, Inc.	248	25,678
Allstate Corp.	33	6,926
American International Group, Inc.	449	38,003
Aon PLC, Class A	54	20,092
Arthur J Gallagher & Co.	461	160,170
Assurant, Inc.	36	7,307
Brighthouse Financial, Inc.(1)	1,805	107,957
Chubb Ltd.	140	41,608
Globe Life, Inc.	298	36,317
Hanover Insurance Group, Inc.	125	21,998
Hartford Insurance Group, Inc.	265	34,408
Loews Corp.	76	6,786
Marsh & McLennan Cos., Inc.	148	34,582
MetLife, Inc.	209	16,423
Progressive Corp.	278	79,211
Prudential Financial, Inc.	128	13,298
RenaissanceRe Holdings Ltd.	466	116,230
Travelers Cos., Inc.	33	9,098
Unum Group	2,130	174,042
W.R. Berkley Corp.	145	10,830
Willis Towers Watson PLC	110	34,820
		995,784
Interactive Media and Services — 16.6%
Alphabet, Inc., Class A	28,532	4,900,086
Alphabet, Inc., Class C	48,570	8,395,325
Cargurus, Inc.(1)	1,195	37,451
Match Group, Inc.	626	18,743
Meta Platforms, Inc., Class A	12,811	8,294,994
Pinterest, Inc., Class A(1)	204	6,346
		21,652,945
IT Services — 0.9%
Akamai Technologies, Inc.(1)	34	2,582
Applied Digital Corp.(1)	2,033	13,885
Cloudflare, Inc., Class A(1)	219	36,330
Cognizant Technology Solutions Corp., Class A	280	22,677
Gartner, Inc.(1)	469	204,681
GoDaddy, Inc., Class A(1)	1,151	209,655
International Business Machines Corp.	984	254,915
Kyndryl Holdings, Inc.(1)	8,880	346,675
Okta, Inc.(1)	76	7,841
Snowflake, Inc., Class A(1)	82	16,865
		1,116,106
Leisure Products — 0.2%
Brunswick Corp.	323	16,350
Malibu Boats, Inc., Class A(1)	40	1,206
Mattel, Inc.(1)	9,193	174,115
Polaris, Inc.	980	38,436
		230,107
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc.	129	14,438
Danaher Corp.	150	28,485
Mettler-Toledo International, Inc.(1)	45	51,998

Thermo Fisher Scientific, Inc.	127	51,158
Waters Corp.(1)	11	3,842
		149,921
Machinery — 0.7%
Albany International Corp., Class A	176	11,628
Atmus Filtration Technologies, Inc.	1,686	60,730
Blue Bird Corp.(1)	267	10,333
Caterpillar, Inc.	555	193,157
Cummins, Inc.	44	14,145
Deere & Co.	162	82,014
Dover Corp.	192	34,128
Fortive Corp.	224	15,723
Illinois Tool Works, Inc.	121	29,655
Ingersoll Rand, Inc.	223	18,206
Lincoln Electric Holdings, Inc.	705	136,481
Lindsay Corp.	170	23,698
Middleby Corp.(1)	75	10,960
Mueller Industries, Inc.	1,491	116,104
Oshkosh Corp.	153	15,176
Otis Worldwide Corp.	173	16,495
Parker-Hannifin Corp.	20	13,294
REV Group, Inc.	550	20,619
Snap-on, Inc.	30	9,622
Stanley Black & Decker, Inc.	1	65
Terex Corp.	1,999	89,975
Wabash National Corp.	198	1,717
Westinghouse Air Brake Technologies Corp.	125	25,290
Xylem, Inc.	248	31,258
		980,473
Media — 0.0%
Comcast Corp., Class A	721	24,925
News Corp., Class A	84	2,372
News Corp., Class B	83	2,716
Omnicom Group, Inc.	114	8,372
Trade Desk, Inc., Class A(1)	129	9,703
		48,088
Metals and Mining — 0.3%
Alpha Metallurgical Resources, Inc.(1)	143	16,022
Carpenter Technology Corp.	807	189,645
Cleveland-Cliffs, Inc.(1)	2,009	11,712
Coeur Mining, Inc.(1)	9,329	75,378
Commercial Metals Co.	7	326
Freeport-McMoRan, Inc.	295	11,352
Newmont Corp.	339	17,872
Nucor Corp.	42	4,593
Steel Dynamics, Inc.	67	8,246
Warrior Met Coal, Inc.	167	7,590
		342,736
Multi-Utilities — 0.3%
Ameren Corp.	1,408	136,407
CenterPoint Energy, Inc.	140	5,214
CMS Energy Corp.	360	25,283
DTE Energy Co.	249	34,026
NiSource, Inc.	651	25,740
Public Service Enterprise Group, Inc.	128	10,372

Sempra	2,567	201,740
		438,782
Office REITs — 0.0%
Kilroy Realty Corp.	14	451
Oil, Gas and Consumable Fuels — 2.0%
APA Corp.	627	10,665
Centrus Energy Corp., Class A(1)	312	39,599
Cheniere Energy, Inc.	3,508	831,361
Chevron Corp.	1	137
ConocoPhillips	2,131	181,881
Coterra Energy, Inc.	394	9,578
Diamondback Energy, Inc.	340	45,747
DT Midstream, Inc.	19	1,990
EOG Resources, Inc.	122	13,246
EQT Corp.	1,982	109,268
Exxon Mobil Corp.	2,724	278,665
Hess Corp.	913	120,689
Kinder Morgan, Inc.	1,243	34,854
Magnolia Oil & Gas Corp., Class A	5,355	115,133
Marathon Petroleum Corp.	227	36,488
Matador Resources Co.	3,692	158,793
Occidental Petroleum Corp.	67	2,732
ONEOK, Inc.	397	32,093
PBF Energy, Inc., Class A	838	15,964
Phillips 66	3	340
Range Resources Corp.	5,899	224,398
SM Energy Co.	5,022	117,615
Targa Resources Corp.	1,323	208,941
Williams Cos., Inc.	327	19,787
		2,609,964
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	1,370	123,396
Sylvamo Corp.	3	159
		123,555
Passenger Airlines — 0.0%
Alaska Air Group, Inc.(1)	80	4,075
Delta Air Lines, Inc.	102	4,936
Frontier Group Holdings, Inc.(1)	368	1,479
SkyWest, Inc.(1)	14	1,420
United Airlines Holdings, Inc.(1)	104	8,262
		20,172
Personal Care Products — 0.2%
Kenvue, Inc.	9,977	238,151
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	4,367	210,839
Eli Lilly & Co.	5,368	3,959,812
Merck & Co., Inc.	2,583	198,478
Pfizer, Inc.	4,581	107,608
Viatris, Inc.	508	4,465
Zoetis, Inc.	175	29,510
		4,510,712
Professional Services — 0.2%
Amentum Holdings, Inc.(1)	2	42
Automatic Data Processing, Inc.	130	42,319
Broadridge Financial Solutions, Inc.	62	15,055

CRA International, Inc.	136	25,847
Dayforce, Inc.(1)	30	1,772
Equifax, Inc.	34	8,982
Jacobs Solutions, Inc.	33	4,168
Legalzoom.com, Inc.(1)	473	4,319
Paychex, Inc.	38	6,001
SS&C Technologies Holdings, Inc.	203	16,404
Upwork, Inc.(1)	2,382	36,897
Verisk Analytics, Inc.	125	39,268
		201,074
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	244	30,505
CoStar Group, Inc.(1)	283	20,818
Forestar Group, Inc.(1)	46	881
Howard Hughes Holdings, Inc.(1)	214	14,618
Marcus & Millichap, Inc.	273	7,865
Newmark Group, Inc., Class A	5,238	57,670
		132,357
Semiconductors and Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc.(1)	2,872	318,017
Amkor Technology, Inc.	2,466	44,437
Analog Devices, Inc.	119	25,464
Applied Materials, Inc.	374	58,624
Broadcom, Inc.	14,855	3,595,950
Cirrus Logic, Inc.(1)	638	62,754
First Solar, Inc.(1)	280	44,262
KLA Corp.	557	421,582
Lam Research Corp.	16,745	1,352,829
Marvell Technology, Inc.	1,037	62,417
Microchip Technology, Inc.	180	10,447
Micron Technology, Inc.	1,507	142,351
Monolithic Power Systems, Inc.	4	2,648
NVIDIA Corp.	76,233	10,301,365
NXP Semiconductors NV	10	1,911
Photronics, Inc.(1)	3,555	59,404
Power Integrations, Inc.	100	4,973
QUALCOMM, Inc.	243	35,284
Texas Instruments, Inc.	175	31,999
		16,576,718
Software — 17.9%
A10 Networks, Inc.	3,933	67,884
Adobe, Inc.(1)	911	378,147
ANSYS, Inc.(1)	19	6,286
AppLovin Corp., Class A(1)	917	360,381
Autodesk, Inc.(1)	448	132,662
Cadence Design Systems, Inc.(1)	129	37,032
Crowdstrike Holdings, Inc., Class A(1)	337	158,852
Docusign, Inc.(1)	1,426	126,358
Dropbox, Inc., Class A(1)	990	28,571
Fair Isaac Corp.(1)	3	5,179
Fortinet, Inc.(1)	6,468	658,313
HubSpot, Inc.(1)	13	7,669
InterDigital, Inc.	807	175,329
Intuit, Inc.	1,032	777,581
Manhattan Associates, Inc.(1)	943	178,019

MARA Holdings, Inc.(1)	2,467	34,834
Microsoft Corp.	37,112	17,084,880
MicroStrategy, Inc., Class A(1)	320	118,099
Nutanix, Inc., Class A(1)	8,366	641,588
Oracle Corp.	5,515	912,898
Palantir Technologies, Inc., Class A(1)	4,959	653,497
Palo Alto Networks, Inc.(1)	161	30,980
Pegasystems, Inc.	623	61,147
Procore Technologies, Inc.(1)	87	5,844
Qualys, Inc.(1)	995	137,857
Roper Technologies, Inc.	63	35,927
Rubrik, Inc., Class A(1)	374	35,661
Salesforce, Inc.	372	98,718
ServiceNow, Inc.(1)	360	363,992
Synopsys, Inc.(1)	60	27,839
Tyler Technologies, Inc.(1)	4	2,308
Workday, Inc., Class A(1)	50	12,385
Yext, Inc.(1)	1,545	10,367
		23,367,084
Specialty Retail — 1.2%
Arhaus, Inc.(1)	667	5,990
AutoNation, Inc.(1)	342	62,877
AutoZone, Inc.(1)	86	321,041
Best Buy Co., Inc.	173	11,466
Burlington Stores, Inc.(1)	797	181,931
Camping World Holdings, Inc., Class A	802	13,040
Floor & Decor Holdings, Inc., Class A(1)	656	47,029
Lowe's Cos., Inc.	166	37,471
Murphy USA, Inc.	502	214,249
O'Reilly Automotive, Inc.(1)	340	464,950
Ross Stores, Inc.	129	18,072
Signet Jewelers Ltd.	1,815	120,824
Tractor Supply Co.	327	15,827
Wayfair, Inc., Class A(1)	204	8,413
		1,523,180
Technology Hardware, Storage and Peripherals — 10.8%
Apple, Inc.	69,800	14,019,330
Hewlett Packard Enterprise Co.	110	1,901
HP, Inc.	173	4,308
NetApp, Inc.	85	8,428
Sandisk Corp.(1)	67	2,525
Seagate Technology Holdings PLC	151	17,809
Western Digital Corp.(1)	244	12,578
		14,066,879
Textiles, Apparel and Luxury Goods — 0.9%
Capri Holdings Ltd.(1)	244	4,421
Crocs, Inc.(1)	947	96,594
Deckers Outdoor Corp.(1)	1,523	160,707
Kontoor Brands, Inc.	2,159	148,108
Levi Strauss & Co., Class A	1,422	24,672
Lululemon Athletica, Inc.(1)	1,730	547,839
NIKE, Inc., Class B	2,114	128,087
Ralph Lauren Corp.	53	14,671
Tapestry, Inc.	195	15,317
Under Armour, Inc., Class A(1)	1,786	11,984

Under Armour, Inc., Class C(1)	1,253	7,894
		1,160,294
Trading Companies and Distributors — 0.8%
Applied Industrial Technologies, Inc.	492	111,448
Boise Cascade Co.	170	14,770
Fastenal Co.	1,126	46,549
Herc Holdings, Inc.	1,603	198,772
United Rentals, Inc.	133	94,214
WESCO International, Inc.	672	112,822
WW Grainger, Inc.	473	514,416
		1,092,991
Water Utilities — 0.1%
American Water Works Co., Inc.	910	130,103
Essential Utilities, Inc.	349	13,447
		143,550
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	110	26,642
TOTAL COMMON STOCKS (Cost $123,466,320)		130,602,088
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $78,421)	78,421	78,421
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $123,544,741)		130,680,509
OTHER ASSETS AND LIABILITIES — 0.1%		82,696
TOTAL NET ASSETS — 100.0%		$130,763,205

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.